Senior Notes by Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Senior Notes, unsecured, excluding hedge adjustment	$ 5,500	$ 0
Fair value adjustment of the interest rate swaps	15	0
Senior Notes, unsecured	5,515	0
Repayable over 2 years but not exceeding 5 years
Disclosure of detailed information about borrowings [line items]
Senior Notes, unsecured, excluding hedge adjustment	1,800	0
Repayable over 5 years
Disclosure of detailed information about borrowings [line items]
Senior Notes, unsecured, excluding hedge adjustment	$ 3,700	$ 0